UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-9105



                              New World Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                    Date of fiscal year end: October 31, 2005

                   Date of reporting period: January 31, 2005





                                Vincent P. Corti
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                               Richard M. Phillips
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                       Four Embarcadero Center, 10th Floor
                         San Francisco, California 94111
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[Logo - American Funds (r)]



NEW WORLD FUND
INVESTMENT PORTFOLIO

January 31, 2005



                                                                                                                           unaudited

                                                                                                                        Market value
Common stocks -- 76.44%                                                                                       Shares           (000)

FINANCIALS -- 13.55%
Housing Development Finance Corp. Ltd.(1)                                                                 1,817,818        $  32,587
Housing Development Finance Corp. Ltd.(1,2)                                                               1,600,000           28,682
National Savings and Commercial Bank Ltd.(1)                                                              1,691,000           54,985
Erste Bank der oesterreichischen Sparkassen AG(1)                                                           856,800           42,390
Grupo Financiero Banorte, SA de CV                                                                        5,856,930           37,717
Itausa - Investimentos Itau SA, preferred nominative                                                     18,086,419           31,229
ICICI Bank Ltd.(1)                                                                                        3,593,900           29,881
ICICI Bank Ltd. (ADR)                                                                                        47,125              927
HSBC Holdings PLC(1)                                                                                      1,499,817           24,906
Banco Santander Central Hispano, SA(1)                                                                    1,952,344           23,221
Banco Itau Holding Financeira SA, preferred nominative                                                      134,400           20,067
Malayan Banking Bhd.(1)                                                                                   5,731,800           18,553
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR)                                                        515,000           15,857
PT Bank Rakyat Indonesia(1)                                                                              51,221,800           15,438
SM Prime Holdings, Inc.(1)                                                                               98,000,000           15,390
Bank Zachodni WBK SA(1)                                                                                     426,744           12,932
American International Group, Inc.                                                                          189,000           12,529
Bank Polska Kasa Opieki SA(1)                                                                               249,000           10,721
Bank of the Philippine Islands(1)                                                                         9,710,460           10,401
HDFC Bank Ltd.(1)                                                                                           523,300            6,807
Kookmin Bank1,(3)                                                                                           121,000            5,204
Daegu Bank, Ltd.(1)                                                                                         725,000            5,015
United Overseas Bank Ltd.(1)                                                                                350,000            2,982
                                                                                                                             458,421

TELECOMMUNICATION SERVICES -- 12.27%
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B(1)                              154,180,000           80,679
CESKY TELECOM, AS(1)                                                                                      2,652,268           47,998
Philippine Long Distance Telephone Co.(1,3)                                                               1,304,290           33,805
Philippine Long Distance Telephone Co. (ADR)(3)                                                             373,200            9,703
Telefonica, SA(1)                                                                                         2,163,149           39,426
Portugal Telecom, SGPS, SA(1)                                                                             2,368,600           29,413
Partner Communications Co. Ltd.(1,3)                                                                      2,877,000           24,154
Partner Communications Co. Ltd. (ADR)(3)                                                                    235,000            1,953
Advanced Info Service PCL(1)                                                                              8,641,500           23,751
Maxis Communications Bhd.(1)                                                                              9,396,400           23,491
America Movil SA de CV, Series L (ADR)                                                                      355,500           18,863
SK Telecom Co., Ltd. (ADR)                                                                                  905,670           18,077
KT Corp. (ADR)                                                                                              579,680           12,556
KT Corp.(1)                                                                                                   6,160              250
Telenor ASA(1)                                                                                            1,000,500            9,285
Celular CRT SA, Class A, preferred nominative                                                            44,226,000            8,127
Celular CRT SA, ordinary nominative                                                                         499,659               67
China Unicom Ltd.(1)                                                                                      9,641,300            7,917
Magyar Tavkozlesi Rt. (ADR)                                                                                 325,000            7,693
China Mobile (Hong Kong) Ltd. (China)(1)                                                                  2,219,800            6,980
GLOBE TELECOM, Inc.(1)                                                                                      239,992            4,031
Telefonos de Mexico, SA de CV, Class L (ADR)                                                                100,000            3,725
Perusahaan Perseroan (Persero) PT Indonesian Satellite Corp. Tbk (ADR)                                      111,500            3,473
Global Light Telecommunications Inc.(1,2,3)                                                                 240,000                2
Global Light Telecommunications Inc.(1,3)                                                                   160,000                2
                                                                                                                             415,421

MATERIALS -- 10.83%
Cia.Vale do Rio Doce, Class A, preferred nominative                                                       2,217,000           50,903
Cia.Vale do Rio Doce, ordinary nominative (ADR)                                                             612,600           18,531
Cia.Vale do Rio Doce, Class A, preferred nominative                                                         204,000            5,159
Votorantim Celulose e Papel SA, preferred nominative (ADR)                                                2,615,000           38,257
Hindalco Industries Ltd.(1)                                                                                 840,000           25,277
INI Steel Co.(1)                                                                                          1,975,000           24,459
Associated Cement Companies Ltd.(1)                                                                       2,500,000           20,510
Banpu PCL(1)                                                                                              4,136,400           18,089
Banpu PCL, nonvoting depositary receipt(1)                                                                  134,900              590
Cemex, SA de CV, ordinary participation certificates, units (ADR)                                           483,449           18,120
Ivanhoe Mines Ltd.(3)                                                                                     2,660,000           17,546
Siam Cement PCL(1)                                                                                        2,095,000           14,531
Phelps Dodge Corp.                                                                                          137,000           13,193
Siam City Cement PCL(1)                                                                                   1,874,600           12,625
Hanil Cement Co., Ltd.                                                                                      181,500           11,116
Sino-Forest Corp., Class A(3)                                                                             3,110,000           10,420
AngloGold Ashanti Ltd.(1)                                                                                   290,000            9,543
Harmony Gold Mining Co. Ltd.(1)                                                                           1,095,000            9,053
BHP Billiton PLC(1)                                                                                         682,288            8,457
Asian Paints (India) Ltd(1)                                                                                 891,904            7,394
Freeport-McMoRan Copper & Gold Inc., Class B                                                                198,000            7,288
Hyosung Corp.(1)                                                                                            715,944            7,012
Aracruz Celulose SA, Class B, preferred nominative (ADR)                                                    149,000            5,208
Holcim Ltd.(1)                                                                                               81,142            5,079
Anglo American PLC(1)                                                                                       163,941            3,814
Formosa Plastics Corp.(1)                                                                                 2,088,200            3,642
                                                                                                                             365,816

CONSUMER STAPLES -- 8.22%
Fomento Economico Mexicano, SA de CV (ADR)                                                                1,063,000           57,147
Avon Products, Inc.                                                                                         706,000           29,807
Wal-Mart de Mexico, SA de CV, Series V (ADR)                                                                478,000           16,443
Wal-Mart de Mexico, SA de CV, Series V                                                                    2,163,900            7,478
Cia. de Bebidas das Americas - AmBev, preferred nominative (ADR)                                            785,000           20,018
PepsiCo, Inc.                                                                                               326,000           17,506
Nestle SA(1)                                                                                                 64,900           17,081
Oriflame Cosmetics SA  (SDR)(1,3)                                                                           575,200           13,839
Groupe Danone(1)                                                                                            128,800           12,027
Nestle India Ltd.(1)                                                                                        853,450           11,319
Anheuser-Busch Companies, Inc.                                                                              230,000           11,311
Coca-Cola Co.                                                                                               221,700            9,198
Kimberly-Clark de Mexico, SA de CV, Class A, ordinary participation certificates                          2,450,000            7,960
Unilever NV(1)                                                                                              119,500            7,810
Unilever PLC(1)                                                                                             799,034            7,598
Migros Turk TAS(1)                                                                                          880,956            6,843
Controladora Comercial Mexicana, SA de CV, units                                                          5,920,000            6,553
Coca-Cola FEMSA, SA de CV, Series L                                                                       2,065,000            5,283
Orkla AS(1)                                                                                                 140,000            4,570
Heineken NV(1)                                                                                              125,000            4,290
Coca-Cola HBC SA(1)                                                                                         150,000            3,544
                                                                                                                             277,625

INDUSTRIALS -- 6.43%
Daelim Industrial Co., Ltd.(1)                                                                            1,539,100           82,921
Bharat Heavy Electricals Ltd.(1)                                                                          1,150,000           19,932
3M Co.                                                                                                      217,000           18,306
Hyundai Development Co.(1)                                                                                  887,000           15,936
Kumgang Korea Chemical Co., Ltd.(1)                                                                         103,297           15,375
Sandvik AB(1)                                                                                               300,000           12,274
Laureate Education, Inc.(3)                                                                                 265,000           11,755
Metso Oyj(1)                                                                                                770,000           11,649
International Container Terminal Services, Inc.(1,3)                                                     88,828,000           11,522
Asahi Glass Co., Ltd.(1)                                                                                    900,000            9,520
AGCO Corp.(3)                                                                                               425,000            8,725
Zhejiang Expressway Co. Ltd., Class H(1)                                                                    106,000               76
                                                                                                                             217,991

CONSUMER DISCRETIONARY -- 5.85%
Kia Motors Corp.(1)                                                                                       1,816,000           22,270
Honda Motor Co., Ltd.(1)                                                                                    419,000           22,101
BEC World PCL(1)                                                                                         45,200,000           19,807
Grupo Televisa, SA, ordinary participation certificates (ADR)                                               310,000           18,237
Toyota Motor Corp.(1)                                                                                       330,000           12,866
KangwonLand Inc.(1)                                                                                         995,100           12,406
LG Electronics Inc.(1)                                                                                      178,630           12,274
Suzuki Motor Corp.(1)                                                                                       667,000           12,271
Cheng Shin Rubber (Xiamen) Ind., Ltd.(1)                                                                  8,574,760           10,516
Li & Fung Ltd.(1)                                                                                         5,895,000            9,742
Makita Corp.(1)                                                                                             535,000            9,608
Koninklijke Philips Electronics NV(1)                                                                       290,000            7,590
Astro All Asia Networks PLC(1,3)                                                                          4,788,500            6,922
Nien Hsing Textile Co., Ltd.(1)                                                                           7,000,000            6,572
Maruti Udyog Ltd.(1)                                                                                        615,000            6,429
Cheil Industries Inc.(1)                                                                                    400,000            6,175
ABS-CBN Holdings Corp. (PDR)(1)                                                                           8,601,200            2,849
Antena 3 Television, SA(1,3)                                                                                  1,336              103
                                                                                                                             198,738

INFORMATION TECHNOLOGY -- 5.41%
Kingboard Chemical Holdings Ltd. (1)                                                                     18,699,400           41,874
NHN Corp. (Korea)(1)                                                                                        297,482           25,137
Hon Hai Precision Industry Co., Ltd.(1)                                                                   3,635,836           16,075
Mediatek Incorporation(1)                                                                                 2,432,797           14,691
SINA Corp.(3)                                                                                               517,000           13,701
Uniden Corp.(1)                                                                                             680,000           13,071
Optimax Technology Corp.(1)                                                                               4,370,000           11,078
Venture Corp. Ltd.(1)                                                                                     1,151,800           11,069
Samsung SDI Co., Ltd.(1)                                                                                     51,800            5,651
QUALCOMM Inc.(3)                                                                                            150,000            5,586
Sunplus Technology Co., Ltd.(1)                                                                           3,960,000            5,534
ASE Test Ltd.(3)                                                                                            909,000            4,600
Samsung Electronics Co., Ltd.(1)                                                                              7,500            3,631
Sohu.com Inc.(3)                                                                                            180,000            2,824
NetEase.com, Inc. (ADR)(3)                                                                                   58,000            2,445
Sabre Holdings Corp., Class A                                                                               105,098            2,218
Samsung Electro-Mechanics Co., Ltd.(1)                                                                       75,000            1,863
KEC Corp.(1)                                                                                                 75,000            1,511
                                                                                                                             182,559

UTILITIES -- 4.11%
CPFL Energia SA (ADR)(3)                                                                                  1,880,000           38,164
Reliance Energy Ltd.                                                                                      2,311,000           29,309
GAIL (India) Ltd.(1)                                                                                      3,924,000           20,842
National Thermal Power Corp. Ltd.(1,3)                                                                    9,765,000           19,544
Cheung Kong Infrastructure Holdings Ltd.(1)                                                               3,800,000           11,412
AES Corp.(3)                                                                                                700,000            9,835
Gas Natural SDG, SA(1)                                                                                      330,000            9,556
                                                                                                                             138,662

ENERGY -- 4.02%
MOL Magyar Olaj- es Gazipari Rt.(1)                                                                         784,000           52,617
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR)                                               462,900           18,817
Oil & Natural Gas Corp. Ltd.(1)                                                                             750,533           14,211
FMC Technologies, Inc.(3)                                                                                   341,000           10,445
Nexen Inc.                                                                                                  239,507            9,959
Noble Energy, Inc.                                                                                          150,000            8,876
Harvest Natural Resources, Inc.(3)                                                                          575,000            7,458
Pogo Producing Co.                                                                                          155,000            6,592
"Shell" Transport and Trading Co., PLC (ADR) (New York registered)                                           90,000            4,750
China Oilfield Services Ltd., Class H(1)                                                                  6,756,700            2,247
                                                                                                                             135,972

HEALTH CARE -- 2.09%
Novo Nordisk A/S, Class B(1)                                                                                360,200           19,256
Ranbaxy Laboratories Ltd.(1)                                                                                645,000           16,044
Gedeon Richter Ltd.(1)                                                                                       65,500            8,615
Teva Pharmaceutical Industries Ltd. (ADR)                                                                   240,000            6,895
Dr. Reddy's Laboratories Ltd. (1)                                                                           400,000            6,741
AstraZeneca PLC(1)                                                                                          172,700            6,504
PLIVA d.d. (GDR)(1)                                                                                         404,000            5,145
Lumenis Ltd.(3)                                                                                             820,000            2,161
                                                                                                                              71,361

MISCELLANEOUS -- 3.66%
Other common stocks in initial period of acquisition                                                                         123,942


Total common stocks (cost: $1,819,663,000)                                                                                 2,586,508


Rights & warrants -- 0.03%

INFORMATION TECHNOLOGY -- 0.03%
Kingboard Chemical Holdings Ltd., warrants, expire 2006(3)                                                1,869,940              899

MISCELLANEOUS -- 0.00%
Other rights and warrants in initial period of acquisition                                                   11,283               13

Total rights & warrants (cost: $17,000)                                                                                          912





                                                                                                   Principal amount
Convertible securities -- 0.42%                                                                               (000)

FINANCIALS -- 0.42%
LG Card Co., Ltd., 3.00% convertible bond-warrants, expire 2009(3)                                    KRW14,166,800           14,346


Total convertible securities (cost: $12,033,000)                                                                              14,346


Bonds & notes -- 11.99%

GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS -- 11.53%
United Mexican States Government Global 8.625% 2008                                                        $  5,471           6,185
United Mexican States Government Global 3.33% 2009(4)                                                        18,750          19,045
United Mexican States Government Global 10.375% 2009                                                          4,500           5,479
United Mexican States Government Global 9.875% 2010                                                          21,625          26,566
United Mexican States Government Global 6.375% 2013                                                          10,000          10,735
United Mexican States Government, Series MI10, 8.00% 2013                                                 MXP79,115           6,494
United Mexican States Government, Series MI10, 9.50% 2014                                                    19,500           1,739
United Mexican States Government Global 11.375% 2016                                                         $8,620          12,865
United Mexican States Government, Series M 20, 8.00% 2023                                                 MXP98,885           7,455
Russian Federation 8.25% 2010                                                                               $49,400          54,488
Russian Federation 8.25% 2010(2)                                                                              5,648           6,229
Russian Federation 5.00% 2030(2,4)                                                                           30,813          32,469
Brazil (Federal Republic of) 3.125% 2009(4)                                                                   3,621           3,597
Brazil (Federal Republic of) 14.50% 2009                                                                      4,625           6,089
Brazil (Federal Republic of) Global 9.25% 2010                                                               12,600          14,030
Brazil (Federal Republic of), Bearer 8.00% 2014(5)                                                            7,437           7,618
Brazil (Federal Republic of) Global 10.125% 2027                                                             12,000          13,410
Brazil (Federal Republic of) Global 11.00% 2040                                                               2,625           3,042
Panama (Republic of) Global 8.25% 2008                                                                       26,050          28,785
Panama (Republic of) Global 9.625% 2011                                                                         485             572
Panama (Republic of) 9.375% 2012                                                                                447             527
Panama (Republic of) Global 10.75% 2020                                                                          80             104
Panama (Republic of) Global 9.375% 2023                                                                       6,336           7,445
Panama (Republic of) Global 8.875% 2027                                                                         100             112
Panama (Republic of) Global 9.375% 2029                                                                       6,535           7,777
Peru (Republic of) 9.125% 2012                                                                               23,100          26,681
Peru (Republic of) 8.375% 2016                                                                                5,300           5,777
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017(4)                                                   6,094           5,789
Colombia (Republic of) Global 10.00% 2012                                                                    11,775          13,318
Colombia (Republic of) Global 10.75% 2013                                                                    $7,640      $    8,950
Turkey (Republic of) Treasury Bill 0% 2005                                                                 TRY5,000           3,396
Turkey (Republic of) Treasury Bill 0% 2005                                                                    1,500           1,081
Turkey (Republic of) 20.00% 2007                                                                              3,705           2,995
Turkey (Republic of) 11.875% 2030                                                                            $8,900          12,772
Philippines (Republic of) 8.875% 2008                                                                         4,740           5,190
Philippines (Republic of) 8.375% 2009                                                                         8,335           8,898
Philippines (Republic of) Global 10.625% 2025                                                                 4,250           4,712
Argentina (Republic of) 8.5% 2005(6)                                                                          DM195              38
Argentina (Republic of) 9.0% 2005(6)                                                                      (euro)735             283
Argentina (Republic of) 9.0% 2006(6)                                                                            195              74
Argentina (Republic of) 11.25% 2006(6)                                                                        DM285              58
Argentina (Republic of) 10.0% 2007(6)                                                                     (euro)195              76
Argentina (Republic of) 10.25% 2007(6)                                                                          145              58
Argentina (Republic of) 8.0% 2008(6)                                                                            285             110
Argentina (Republic of) 8.0% 2008(6)                                                                            230              89
Argentina (Republic of) 8.0% 2008(6)                                                                            200              77
Argentina (Republic of) 8.125% 2008(6)                                                                          315             120
Argentina (Republic of) 9.0% 2008(6)                                                                          DM285              54
Argentina (Republic of) 8.0% 2009(6)                                                                            285              54
Argentina (Republic of) 9.0% 2009(6)                                                                      (euro)255              95
Argentina (Republic of) 8.25% 2010(6)                                                                           285             108
Argentina (Republic of) 8.5% 2010(6)                                                                            275             104
Argentina (Republic of) 11.75% 2011(6)                                                                        DM285              57
Argentina (Republic of) 12.0% 2016(6)                                                                           195              38
Argentina (Republic of) Global 12.25% 2018(5,6)                                                             $11,873           3,770
Argentina (Republic of) 11.75% 2026(6)                                                                        DM115              22
Argentina (Republic of) 7.0% 2049(6)                                                                          1,440             281
Argentina (Republic of) 8.5% 2049(6)                                                                      (euro)535             203
Argentina (Republic of) 8.75% 2049(6)                                                                           400             157
Argentina (Republic of) 9.0% 2049(6)                                                                            140              53
Argentina (Republic of) 9.0% 2049(6)                                                                          DM200              38
Argentina (Republic of) 9.25% 2049(6)                                                                     (euro)235              88
Argentina (Republic of) 9.5% 2049(6)                                                                            200              79
Venezuela (Republic of) 9.25% 2027                                                                           $1,500           1,549
                                                                                                                            390,149

UTILITIES -- 0.24%
Enersis SA 7.375% 2014                                                                                        4,550            4,947
AES Gener SA 7.50% 2014(2)                                                                                    3,000            3,068
                                                                                                                               8,015

TELECOMMUNICATION SERVICES -- 0.08%
Cellco Finance NV 12.75% 2005                                                                                 2,725            2,827


ENERGY -- 0.07%
Petrozuata Finance, Inc., Series B, 8.22% 2017(2,7)                                                           2,250            2,205
Petrozuata Finance, Inc., Series B, 8.22% 2017(7)                                                               250              245
                                                                                                                               2,450

MATERIALS -- 0.07%
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                              2,000            2,270


Total bonds & notes (cost: $370,160,000)                                                                                     405,711


SHORT-TERM SECURITIES -- 10.05%

Freddie Mac 2.22%-2.38% due 2/2-3/14/2005                                                                   $50,100     $     50,019
Calyon North America Inc. 2.37%-2.58% due 3/2-4/4/2005                                                       28,990           28,884
Total Capital S.A. 2.32% due 2/14/2005(2)                                                                    28,500           28,474
ING (U.S.) Funding LLC 2.33%-2.43% due 2/9-3/8/2005                                                          21,700           21,666
Federal Home Loan Bank 2.32%-2.39% due 3/8-3/18/2005                                                         20,900           20,846
BNP Paribas Finance Inc. 2.30% due 2/7/2005                                                                  20,800           20,791
Toronto-Dominion Bank 2.35% due 2/15/2005                                                                    20,000           20,000
Electricite de France 2.45% due 2/25/2005                                                                    20,000           19,966
Bank of Ireland 2.42% due 3/7/2005(2)                                                                        19,900           19,853
Toyota Credit De Puerto Rico Corp. 2.38%-2.49% due 2/28-3/4/2005                                             19,000           18,959
Royal Bank of Scotland PLC 2.33% due 2/25/2005                                                               15,000           14,975
American Honda Finance Corp. 2.36% due 2/23/2005                                                             14,700           14,678
International Bank for Reconstruction and Development 2.26% due 3/1/2005                                     14,300           14,274
DaimlerChrysler Revolving Auto Conduit LLC II 2.48% due 3/1/2005                                             13,700           13,673
Fannie Mae 2.44% due 3/28/2005                                                                               11,800           11,756
Thunder Bay Funding, LLC 2.33% due 2/1/2005(2)                                                               10,000            9,999
Siemens Capital Co. LLC 2.53% due 3/31/2005                                                                   7,800            7,768
IXIS Commercial Paper Corp. 2.28% due 2/10/2005(2)                                                            3,500            3,498


TOTAL SHORT-TERM SECURITIES (cost: $340,077,000)                                                                             340,079

TOTAL INVESTMENT SECURITIES (cost: $2,541,950,000)                                                                         3,347,556
OTHER ASSETS LESS LIABILITIES                                                                                                 36,023

NET ASSETS                                                                                                                $3,383,579


"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1) Valued under fair value procedures adopted by authority of the Board of Directors. At January 31, 2005, 104 of the securities listed above (with aggregate value of $1,608,129,000) were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.

(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $134,479,000 which represented 3.97% of the net assets of the fund.

(3)  Security did not produce income during the last 12 months.

(4)  Coupon rate may change periodically.

(5) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

(6)  Scheduled interest payments not made; reorganization pending.

(7) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.


ADR = American Depositary Receipts
GDR = Global Depositary Receipts
PDR = Philippine Depositary Receipts
SDR = Swedish Depositary Receipts




FEDERAL INCOME TAX INFORMATION                                                                                (dollars in thousands)

Gross unrealized appreciation on investment securities                                                                  $   845,260
Gross unrealized depreciation on investment securities                                                                      (69,262)
Net unrealized appreciation on investment securities                                                                        775,998
Cost of investment securities for federal income tax purposes                                                             2,571,558



ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.

By /s/ Robert W. Lovelace
-------------------------------------------------------
Robert W. Lovelace, President and PEO

Date: March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By    /s/ Robert W. Lovelace
-----------------------------------------------------
      Robert W. Lovelace, President and PEO

Date: March 31, 2005



By   /s/ R. Marcia Gould
-----------------------------------------------------
      R. Marcia Gould, Treasurer and PFO

Date: March 31, 2005